Related party transactions and balances (Tables)	12 Months Ended
Dec. 31, 2021
Related party transactions and balances
Schedule of remuneration of executive personnel

	2021	2020
	$	$
Executive compensation and benefits	1,418,101	1,034,500
Share-based compensation	588,925	343,960

	2,007,026	1,378,460